TABLE OF CONTENTS

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-2
Statements of Operations	SA-3
Statements of Changes in Net Assets	SA-4
Financial Highlights	SA-6
Notes to Financial Statements	SA-8

The 2018 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Pacific Corinthian Variable Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

INVESTMENTS

JUNE 30, 2018 (Unaudited)

    Each variable account invests in shares of the corresponding portfolio or fund. The shares owned and value of investments as of June 30, 2018; and the cost of purchases and proceeds from sales of investments for the period ended June 30, 2018, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
IV (Invests in Inflation Managed) *	39,231	$412,922	$1,060	$3,339
VII (Invests in Main Street® Core) *	313,145	12,115,218	-	1,188,853
X (Invests in Managed Bond) *	279,653	3,515,039	126	291,822
XI (Invests in High Yield Bond) *	7,115	57,084	116	5,875
XII (Invests in Equity Index) *	21,964	1,415,059	36,378	45,276
XIII (Invests in International Value) *	26,473	322,676	4,394	7,498
XIV (Invests in Growth) *	80,182	2,541,433	64,658	156,402
XV (Invests in Fidelity® VIP Government Money Market Service Class)	556,255	556,255	3,538	16,713

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements	SA-1

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	IV	VII	X	XI	XII	XIII
ASSETS
Investments in mutual funds, at value	$412,922	$12,115,218	$3,515,039	$57,084	$1,415,059	$322,676
Receivables:
Due from Pacific Life Insurance Company	-	-	-	3	-	13
Investments sold	14	408	119	2	48	11
Total Assets	412,936	12,115,626	3,515,158	57,089	1,415,107	322,700
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5	170	18	-	28	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	5	170	18	-	28	-
NET ASSETS	$412,931	$12,115,456	$3,515,140	$57,089	$1,415,079	$322,700
Units Outstanding	95,353	1,817,850	1,147,815	18,779	219,807	194,691
Accumulation Unit Value	$4.33	$6.66	$3.06	$3.04	$6.44	$1.66
Cost of Investments	$393,144	$5,141,148	$2,943,165	$38,250	$447,287	$242,922

	XIV	XV
ASSETS
Investments in mutual funds, at value	$2,541,433	$556,255
Receivables:
Due from Pacific Life Insurance Company	-	-
Investments sold	85	19
Total Assets	2,541,518	556,274
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	69	35
Investments purchased	-	-
Total Liabilities	69	35
NET ASSETS	$2,541,449	$556,239
Units Outstanding	331,348	57,785
Accumulation Unit Value	$7.67	$9.63
Cost of Investments	$1,046,673	$556,255

See Notes to Financial Statements	SA-2

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	IV	VII	X	XI	XII	XIII
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,438	75,271	21,994	345	8,342	2,049
Operating expenses	82	2,530	739	12	280	69
Total Expenses	2,520	77,801	22,733	357	8,622	2,118
Net Investment Income (Loss)	(2,520)	(77,801)	(22,733)	(357)	(8,622)	(2,118)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	49	621,698	45,999	1,596	20,086	714
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	49	621,698	45,999	1,596	20,086	714
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS	(1,072)	(619,525)	(109,363)	(1,721)	12,688	(18,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($3,543)	($75,628)	($86,097)	($482)	$24,152	($20,156)

	XIV	XV
INVESTMENT INCOME
Dividends	$-	$3,518
EXPENSES
Mortality and expense risk	14,822	3,325
Operating expenses	498	112
Total Expenses	15,320	3,437
Net Investment Income (Loss)	(15,320)	81
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	40,935	-
Capital gain distributions	-	-
Realized Gain (Loss) on Investments	40,935	-
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS	242,742	-
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$268,357	$81

See Notes to Financial Statements	SA-3

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	IV		VII		X
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($2,520)	($5,051)	($77,801)	($161,251)	($22,733)	($48,547)
Realized gain (loss) on investments	49	116	621,698	709,188	45,999	63,426
Change in net unrealized appreciation
(depreciation) on investments	(1,072)	14,737	(619,525)	1,355,064	(109,363)	119,816
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,543)	9,802	(75,628)	1,903,001	(86,097)	134,695
INCREASE (DECREASE) IN NET ASSETS
FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	-	-	3,276	12,195	3,276	12,195
Transfers between variable and fixed accounts, net	1,143	16,872	(25,170)	(279,153)	(78)	(58,524)
Contract benefits and terminations	(902)	(4,735)	(1,089,313)	(1,021,702)	(272,149)	(322,164)
Contract charges and deductions	-	(220)	-	(6,830)	-	(2,723)
Other	1	2	201	107	(4)	(3)
Net Increase (Decrease) in Net Assets
Derived from Account Transactions	242	11,919	(1,111,006)	(1,295,383)	(268,955)	(371,219)
NET INCREASE (DECREASE) IN NET ASSETS	(3,301)	21,721	(1,186,634)	607,618	(355,052)	(236,524)
NET ASSETS
Beginning of Year or Period	416,232	394,511	13,302,090	12,694,472	3,870,192	4,106,716
End of Year or Period	$412,931	$416,232	$12,115,456	$13,302,090	$3,515,140	$3,870,192

	XI		XII		XIII
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($357)	($942)	($8,622)	($16,602)	($2,118)	($3,949)
Realized gain (loss) on investments	1,596	8,135	20,086	81,096	714	1,371
Change in net unrealized appreciation
(depreciation) on investments	(1,721)	(2,144)	12,688	182,130	(18,752)	60,751
Net Increase (Decrease) in Net Assets
Resulting from Operations	(482)	5,049	24,152	246,624	(20,156)	58,173
INCREASE (DECREASE) IN NET ASSETS
FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	(5,275)	4,919	22,995	6,709	4,409	29,887
Contract benefits and terminations	(128)	(39,999)	(23,353)	(122,450)	(5,395)	(15,627)
Contract charges and deductions	-	(80)	-	(414)	-	(411)
Other	1	2	85	30	(1)	4
Net Increase (Decrease) in Net Assets
Derived from Account Transactions	(5,402)	(35,158)	(273)	(116,125)	(987)	13,853
NET INCREASE (DECREASE) IN NET ASSETS	(5,884)	(30,109)	23,879	130,499	(21,143)	72,026
NET ASSETS
Beginning of Year or Period	62,973	93,082	1,391,200	1,260,701	343,843	271,817
End of Year or Period	$57,089	$62,973	$1,415,079	$1,391,200	$322,700	$343,843

(1) Unaudited.

See Notes to Financial Statements	SA-4

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017	Period Ended June 30, 2018 (1)	Year Ended December 31, 2017
	XIV		XV
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($15,320)	($26,342)	$81	($3,919)
Realized gain (loss) on investments	40,935	14,238	-	-
Change in net unrealized appreciation
(depreciation) on investments	242,742	564,773	-	-
Net Increase (Decrease) in Net Assets
Resulting from Operations	268,357	552,669	81	(3,919)
INCREASE (DECREASE) IN NET ASSETS
FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	-	-	-	220
Transfers between variable and fixed accounts, net	49,970	11,438	-	-
Contract benefits and terminations	(126,595)	(79,497)	(13,276)	(43,454)
Contract charges and deductions	-	(958)	-	(516)
Other	209	(40)	20	1
Net Increase (Decrease) in Net Assets
Derived from Account Transactions	(76,416)	(69,057)	(13,256)	(43,749)
NET INCREASE (DECREASE) IN NET ASSETS	191,941	483,612	(13,175)	(47,668)
NET ASSETS
Beginning of Year or Period	2,349,508	1,865,896	569,414	617,082
End of Year or Period	$2,541,449	$2,349,508	$556,239	$569,414

(1) Unaudited.

See Notes to Financial Statements	SA-5

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
IV
01/01/2018 - 06/30/2018 (Unaudited)	$4.33	95,353	$412,931	0.00%	1.23%	(0.85%)
2017	4.37	95,296	416,232	0.00%	1.23%	2.42%
2016	4.26	92,507	394,511	0.00%	1.23%	3.84%
2015	4.11	108,189	444,338	0.00%	1.24%	(4.25%)
2014	4.29	140,039	600,699	0.00%	1.24%	1.84%
2013	4.21	153,961	648,487	0.00%	1.24%	(10.04%)
VII
01/01/2018 - 06/30/2018 (Unaudited)	$6.66	1,817,850	$12,115,456	0.00%	1.23%	(0.63%)
2017	6.71	1,983,303	13,302,090	0.00%	1.23%	15.66%
2016	5.80	2,189,039	12,694,472	0.00%	1.23%	10.46%
2015	5.25	2,354,713	12,361,906	0.00%	1.24%	2.08%
2014	5.14	2,673,728	13,750,532	0.00%	1.24%	9.45%
2013	4.70	2,953,123	13,876,153	0.00%	1.24%	30.15%
X
01/01/2018 - 06/30/2018 (Unaudited)	$3.06	1,147,815	$3,515,140	0.00%	1.23%	(2.24%)
2017	3.13	1,235,507	3,870,192	0.00%	1.23%	3.44%
2016	3.03	1,356,140	4,106,716	0.00%	1.23%	1.62%
2015	2.98	1,458,642	4,346,746	0.00%	1.24%	(0.68%)
2014	3.00	1,629,100	4,887,783	0.00%	1.24%	3.15%
2013	2.91	1,773,510	5,158,762	0.00%	1.24%	(3.41%)
XI
01/01/2018 - 06/30/2018 (Unaudited)	$3.04	18,779	$57,089	0.00%	1.23%	(0.89%)
2017	3.07	20,529	62,973	0.00%	1.23%	6.44%
2016	2.88	32,298	93,082	0.00%	1.23%	13.96%
2015	2.53	36,570	92,484	0.00%	1.24%	(5.81%)
2014	2.69	38,980	104,664	0.00%	1.24%	(0.86%)
2013	2.71	50,104	135,705	0.00%	1.24%	5.93%
XII
01/01/2018 - 06/30/2018 (Unaudited)	$6.44	219,807	$1,415,079	0.00%	1.23%	1.81%
2017	6.32	220,016	1,391,200	0.00%	1.23%	20.00%
2016	5.27	239,255	1,260,701	0.00%	1.23%	10.25%
2015	4.78	286,708	1,370,308	0.00%	1.24%	(0.11%)
2014	4.78	303,834	1,453,700	0.00%	1.24%	11.99%
2013	4.27	313,341	1,338,718	0.00%	1.24%	30.30%
XIII
01/01/2018 - 06/30/2018 (Unaudited)	$1.66	194,691	$322,700	0.00%	1.23%	(5.90%)
2017	1.76	195,203	343,843	0.00%	1.23%	20.09%
2016	1.47	185,316	271,817	0.00%	1.23%	1.72%
2015	1.44	311,738	449,518	0.00%	1.24%	(3.84%)
2014	1.50	364,448	546,486	0.00%	1.24%	(11.65%)
2013	1.70	371,558	630,593	0.00%	1.24%	20.18%
XIV
01/01/2018 - 06/30/2018 (Unaudited)	$7.67	331,348	$2,541,449	0.00%	1.23%	11.48%
2017	6.88	341,500	2,349,508	0.00%	1.23%	30.04%
2016	5.29	352,675	1,865,896	0.00%	1.23%	0.97%
2015	5.24	370,106	1,939,373	0.00%	1.24%	6.14%
2014	4.94	416,596	2,056,738	0.00%	1.24%	7.53%
2013	4.59	485,739	2,230,065	0.00%	1.24%	32.56%
XV
01/01/2018 - 06/30/2018 (Unaudited)	$9.63	57,785	$556,239	1.27%	1.23%	0.02%
2017	9.62	59,165	569,414	0.57%	1.23%	(0.65%)
2016	9.69	63,700	617,082	0.11%	1.23%	(1.12%)
2015	9.80	59,229	580,237	0.01%	1.24%	(1.22%)
04/30/2014 - 12/31/2014	9.92	64,205	636,771	0.01%	1.24%	(0.82%)

See Notes to Financial Statements	SA-6	See explanation of references on page SA-7

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on page SA-6

(1)    The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)    The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)    Total returns reflect changes in the unit values of the underlying portfolios/funds and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements	SA-7

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2018, the Fund investment options are Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds. The Variable Accounts which have not commenced operations as of June 30, 2018 are not presented in this semi-annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of
Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.  Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. The Company will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2018.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2018, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional

SA-8

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Funds’ Investment Adviser for fund expenses in excess of stated expense limitations. For the period ended June 30, 2018, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees and any state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2018, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the period ended June 30, 2018.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2018, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2018 and for the year or period ended December 31, 2017 were as follows:

	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
IV	266	(209)	57	5,254	(2,465)	2,789
VII	677	(166,130)	(165,453)	5,618	(211,354)	(205,736)
X	1,210	(88,902)	(87,692)	7,205	(127,838)	(120,633)
XI	39	(1,789)	(1,750)	1,666	(13,435)	(11,769)
XII	3,687	(3,896)	(209)	1,269	(20,508)	(19,239)
XIII	2,476	(2,988)	(512)	20,536	(10,649)	9,887
XIV	7,186	(17,338)	(10,152)	2,490	(13,665)	(11,175)
XV	-	(1,380)	(1,380)	23	(4,558)	(4,535)

SA-9

Pacific Life Insurance Company	PRSRT STD U.S. POSTAGE PAID MERRILL CORPORATION ZIP CODE 10105
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Form No. 1211-18A